Property and Equipment, Net - Schedule of Classes of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 18,484	$ 7,890
Less: Accumulated depreciation	(3,705)	(1,265)
Property and equipment, Net	14,779	6,625
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	2,542	1,164
Purchased Software
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	6,686	5,306
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	2,563	755
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	2,319
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 4,374	$ 665